                          SUPPLEMENT DATED MARCH 1, 2005

                                       TO

                    PROSPECTUSES DATED MAY 1, 2004 AND LATER

                           --------------------------

     This Supplement is intended to be distributed with certain prospectuses dated May 1, 2004 and later for variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "Medallion Variable Life," "Medallion Variable Universal Life Plus," "Medallion Variable Universal Life Edge," "Medallion Variable Universal Life Edge II," "Medallion Executive Variable Life," "Medallion Executive Variable Life III," "Performance Executive Variable Life," "Variable Estate Protection," "Variable Estate Protection Plus," "Variable Estate Protection Edge," "Performance Survivorship Variable Universal Life," "Flex-V1" or "Flex-V2." We refer to these prospectuses as the "Product Prospectuses."

     This Supplement will be used only with policies sold through the Product Prospectuses and through registered representatives affiliated with the M Financial Group.

                           --------------------------


THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS DATED APRIL 30, 2004 FOR THE M
 FUND, INC. THAT CONTAINS DETAILED INFORMATION ABOUT THE FUNDS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING ANY OF THE FOUR ADDITIONAL VARIABLE INVESTMENT
                                    OPTIONS.

                           --------------------------


                       AMENDMENTS TO PRODUCT PROSPECTUSES

1. The table on the cover page of each Product Prospectus is amended to include the following four additional variable investment options:

--------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:            UNDERLYING FUND MANAGED BY:
 ---------------------------            ---------------------------
 EQUITY OPTIONS:
  Brandes International Equity......... Brandes Investment Partners, L.P.
  Business Opportunity Value........... Iridian Asset Management LLC
  Frontier Capital Appreciation........ Frontier Capital Management Company, LLC
  Turner Core Growth................... Turner Investment Partners, Inc.
--------------------------------------------------------------------------------

VL M SUPP (3/05)

2. With respect to the Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II, Medallion Executive Variable Life, Medallion Executive Variable Life III, Performance Executive Variable Life, Variable Estate Protection, Variable Estate Protection Plus, Variable Estate Protection Edge and Performance Survivorship Variable Universal Life Product Prospectuses, the last table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

--------------------------------------------------------------------------------------------------------------------------
                                                                              TOTAL FUND                     TOTAL FUND
                                            DISTRIBUTION    OTHER OPERATING    OPERATING                      OPERATING
                               INVESTMENT        AND           EXPENSES         EXPENSES                       EXPENSES
                               MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE          WITH
          FUND NAME                FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE 4):
--------------------------------------------------------------------------------------------------------------------------
Brandes International Equity...  0.72%           N/A             0.25%           0.97%          0.00%           0.97%
--------------------------------------------------------------------------------------------------------------------------
Business Opportunity Value.....  0.65%           N/A             0.88%           1.53%          0.63%           0.90%
--------------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation..  0.90%           N/A             0.21%           1.11%          0.00%           1.11%
--------------------------------------------------------------------------------------------------------------------------
Turner Core Growth.............  0.45%           N/A             0.27%           0.72%          0.02%           0.70%
--------------------------------------------------------------------------------------------------------------------------

(4)For the period from May 1, 2004 to April 30, 2005, M Financial Investment Advisers has contractually agreed to reimburse each of the M Funds for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that they exceed 0.25% of the average daily net assets of the fund. Fees and expenses shown are for the year ended December 31, 2003. Future fees and expenses may be different.

3. With respect to the Medallion Variable Life, Flex-V1 and Flex-V2 Product Prospectuses, the last table in the "FEE TABLES" section of each Product Prospectus is amended to include the following at the end thereof:

----------------------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL FUND
                                                                   DISTRIBUTION    OTHER OPERATING    OPERATING
                                                      INVESTMENT        AND           EXPENSES        EXPENSES
                                                      MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT      EXPENSE
              FUND NAME                                  FEE           FEES        REIMBURSEMENT     REIMBURSEME   REIMBURSE
----------------------------------------------------------------------------------------------------------------------------
M FUND, INC. (NOTE 2):
----------------------------------------------------------------------------------------------------------------------------
Brandes International Equity.......................     0.72%           N/A             0.25%           0.97%        0.00%
----------------------------------------------------------------------------------------------------------------------------
Business Opportunity Value.........................     0.65%           N/A             0.88%           1.53%        0.63%
----------------------------------------------------------------------------------------------------------------------------
Frontier Capital Appreciation......................     0.90%           N/A             0.21%           1.11%        0.00%
----------------------------------------------------------------------------------------------------------------------------
Turner Core Growth.................................     0.45%           N/A             0.27%           0.72%        0.02%
----------------------------------------------------------------------------------------------------------------------------

(2) For the period from May 1, 2004 to April 30, 2005, M Financial Investment Advisers has contractually agreed to reimburse each of the M Funds for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses) to the extent that they exceed 0.25% of the average daily net assets of the fund. Fees and expenses shown are for the year ended December 31, 2003. Future fees and expenses may be different.

4. The first paragraph of the provision in each Product Prospectus entitled "Description of the Underlying Fund" or "Description of the Underlying Funds" is amended by adding the following to the end thereof:

     "When you select one or more of the Brandes International Equity, Business Opportunity Value, Frontier Capital Appreciation or Turner Core Growth variable investment options, the assets of the subaccount(s) are invested in the corresponding investment option(s) of the M Fund, Inc. In this prospectus, the term 'Series Fund' includes M Fund, Inc., and the term 'funds' includes the investment options of M Fund, Inc."

                                        2